Shareholder Report, Line Graph (Details) - USD ($)	Mar. 20, 2017	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
C000179256
Account Value [Line Items]
Line Graph and Table Measure Name	Saba Closed-End Funds ETF
Account Value	$ 10,000	$ 22,912	$ 17,416	$ 15,392	$ 15,668	$ 13,383	$ 12,616	$ 10,756	$ 11,184
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 29,025	$ 21,678	$ 19,043	$ 20,974	$ 16,396	$ 13,960	$ 12,023	$ 11,313